SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details) (Parenthetical) - Warrants [Member]	6 Months Ended
Jun. 30, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Exercise price of warrant	$ 0.12
Trading days	10 days